ACCOUNTS RECEIVABLE (Details) (Successor [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 28, 2013
Successor [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 528
Charged to Expense	1,214
Allowance for Doubtful Accounts Receivable, Charge-offs, Net of Recoveries	(136)
Ending Balance	$ 1,606